Related Party Transactions	12 Months Ended
Apr. 30, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
14.	Related Party Transactions

14.1	Related Party Transactions
During the year ended April 30, 2022, the Company incurred $9
(2021: $5) in general and administrative expenses related to website hosting and maintenance services provided by a vendor that is controlled by a family member of the Chairman.
Related party transactions are based on the amounts agreed to by the parties. During the years ended April 30, 2022 and 2021, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties.

14.2	Transactions with Key Management Personnel
Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. The remuneration of directors and key management, for the years ended April 30, 2022 and 2021, comprised of:

	For the year ended April 30,
	2022 ($)	2021 ($)
Management salaries	290	225
Directors’ fees	182	152
Share-based compensation	540	—
Total	1,012	377